Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Amounts Recognised in Balance Sheet	At December 31, this account comprises:

	2018	2019
Associates	250,282	28,875
Joint ventures	7,483	8,160

	257,765	37,035

Schedule of Amounts Recognised in Income Statement	The amounts recognized in the income statement as the value of the equity interest are as follows:

	2018	2019
Associates	(5,308)	(220,993)
Joint ventures	1,599	2,219

	(3,709)	(218,774)

Summary of Detailed Information about Associates
Set out in the table below are the associates of the Group at December 31, 2018, and 2019 the associates listed below have share capital solely consisting of common shares, which are held directly by the Group. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2018	2019	2018	2019
		%	%
Gasoducto Sur Peruano S.A. (*)	Common	21.49	21.49	218,276	—
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	20,524	18,320
Peru Piping Spools S.A.C.	Common	33.33	33.33	5,102	4,166
Obratres S.A.C.	Common	37.50	37.50	3,758	3,756
Inversiones Majes S.A.	Common	9.59	9.59	1,846	2,306
Others				776	327

				250,282	28,875

(*) Mainly corresponds to an
write-off
of the investment in Gasoducto Sur Peruano S.A. as a whole.

Schedule of Movement of Investments in Associates
The movement of the investments in associates is as follows:

	2017	2018	2019
Opening balance	286,403	250,053	250,282
Contributions received	2,116	5,616	—
Dividends received	(259)	—	—
Equity interest in results	(5,566)	(5,308)	(220,993)
Decrease in capital	(111)	(30)	—
Disposal of investments	(32,223)	—	—
Impairment of investment	—	—	(374)
Conversion adjustment	42	(49)	(40)
Disc o ntinued Operations	(349)

Final balance	250,053	250,282	28,875

Summary of Financial Information for Associates
Summarized financial information for associates
Gaseoducto Sur Peruano S.A. do not have activity in 2018 and 2019.

	Gasoducto Sur Peruano S.A.	Concesionaria Chavimochic S.A.C.
	At December, 31	At December, 31
Entity	2018	2018	2019
	(Liquidation base)
Current
Assets	7,006,473	66,052	55,586
Liabilities	(5,294,214)	(2,183)	(1,521)

Non-current
Assets	—	13,580	16,007
Liabilities	—	—	—

Net assets	1,712,259	77,449	70,072

	Concesionaria Chavimochic S.A.C.
Entity	2018	2019
Administrative expenses	(8,455)	(11,916)

Loss of the year before tax	(8,455)	(11,916)
Income tax	2,543	3,600

Loss of the year	(5,912)	(8,316)

Total comprehensive loss	(5,912)	(8,316)

Summary of Detailed Information about Joint Ventures

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2018	2019	2018	2019
		%	%
Logistica Quimicos del Sur S.A.C.	Common	50.00	50.00	7,230	8,006
Constructora SK-VyV Ltda.	Common	50.00	50.00	34	29
Others		—	—	219	125

				7,483	8,160

Schedule of Movement of Investments in Joint Ventures
Logistica Quimicos del Sur S.A.C. operates the Matarani chemical terminal.
The movement of the investments in joint ventures was as follows:

	2017	2018	2019
Opening balance	103,356	18,618	7,483
Equity interest in results	6,039	1,599	2,219
Disposal of Investment	(88,556)	(10,112)	—
Dividends received	(3,758)	(1,823)	(1,517)
Conversion adjustment	334	79	(14)
Impairment of investment	—	(878)	(11)
Disc o ntinued Operations	1,203	—	—

Final balance	18,618	7,483	8,160

Summary of Financial Information for Joint Ventures
The following table shows the financial information of the principal joint ventures:
Summarized financial information for joint ventures

	At December, 31
Logistica Quimicos del Sur S.A.C.	2018	2019
Current
Cash and cash equivalents	1,520	2,131
Other current assets	1,549	2,416

Total current assets	3,069	4,547

Other current liabilities	(3,513)	(4,381)

Total current liabilities	(3,513)	(4,381)

Non-current
Total non-current assets	37,349	37,620
Total non-current liabilities	(22,445)	(21,773)

Net assets	14,460	16,013

Revenue	11,399	12,622
Depreciation and amortization	(2,313)	(2,505)
Interest expense	(668)	(644)

Profit from continuing operations	4,698	6,500
Income tax expense	(1,482)	(1,913)

Profit from continuing operations after income tax	3,216	4,587

Other comprehensive income	—	—

Total comprehensive income	3,216	4,587